Note 04 - Management Report - Segment Results of Operations (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Segment Results of Operations [Line Items]
Net revenues	[1]	€ 24,011		€ 23,165		€ 25,316
Provision for credit losses		1,792		723		525
Noninterest expenses [Abstract]
Compensation and benefits		10,471		11,142		11,814
General and administrative expenses		10,259		12,253		11,286
Impairment of goodwill and other intangible assets		0		1,037		0
Restructuring activities		485		644		360
Total noninterest expenses		21,216		25,076		23,461
Noncontrolling interests		0		0		0
Profit (loss) beore tax		€ 1,003		€ (2,634)		€ 1,330
Cost/income ratio		88.40%		108.20%		92.70%
Assets		€ 1,324,961		€ 1,297,674		€ 1,348,137
Additions to non-current assets		3,423		1,322		1,647
Risk-weighted assets		328,951		324,015	[2]	350,432
Leverage Exposure (fully-loaded)		1,078,268	[3]	1,168,040		1,272,926
Average allocated shareholders' equity		€ 55,308		€ 60,170		€ 62,610
Post-tax return on average shareholders equity		0.00%	[4]	(10.00%)	[5]	0.00%	[6]
Post-tax return on average tangible shareholders' equity		0.00%	[4]	(11.00%)	[5]	0.00%	[6]
Includes:
Net interest income	[7]	€ 11,548		€ 13,749		€ 13,316
Net income (loss) from equity method investments		120		110		219
Includes:
Equity method investments		901		929		879
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		5,145		5,244		5,278
Provision for credit losses		366		284		142
Noninterest expenses [Abstract]
Compensation and benefits		1,064		1,073		1,063
General and administrative expenses		3,126		3,165		2,787
Impairment of goodwill and other intangible assets		0		492		0
Restructuring activities		28		137		32
Total noninterest expenses		4,218		4,867		3,882
Noncontrolling interests		0		0		0
Profit (loss) beore tax		€ 561		€ 92		€ 1,254
Cost/income ratio		82.00%		92.80%		73.50%
Assets	[8]	€ 237,497		€ 228,663		€ 216,163
Additions to non-current assets		10		9		13
Risk-weighted assets		57,288		58,808	[2]	60,305
Leverage Exposure (fully-loaded)		273,795	[3]	270,647		257,921
Average allocated shareholders' equity		€ 9,904		€ 10,464		€ 10,927
Post-tax return on average shareholders equity		3.00%	[4]	0.00%	[5]	8.00%	[6]
Post-tax return on average tangible shareholders' equity		4.00%	[4]	0.00%	[5]	9.00%	[6]
Includes:
Net interest income		€ 2,882		€ 2,633		€ 2,419
Net income (loss) from equity method investments		3		3		3
Includes:
Equity method investments		69		66		63
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		9,283		7,019		7,561
Provision for credit losses		688		109		70
Noninterest expenses [Abstract]
Compensation and benefits		1,906		1,983		2,175
General and administrative expenses		3,493		4,237		4,134
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		14		169		199
Total noninterest expenses		5,413		6,389		6,509
Noncontrolling interests		11		20		24
Profit (loss) beore tax		€ 3,171		€ 502		€ 958
Cost/income ratio		58.30%		91.00%		86.10%
Assets	[8]	€ 573,673		€ 501,774		€ 458,464
Additions to non-current assets		4		1		2
Risk-weighted assets		128,487		116,552	[2]	122,662
Leverage Exposure (fully-loaded)		476,261	[3]	432,254		413,631
Average allocated shareholders' equity		€ 22,943		€ 23,052		€ 22,629
Post-tax return on average shareholders equity		9.00%	[4]	1.00%	[5]	2.00%	[6]
Post-tax return on average tangible shareholders' equity		10.00%	[4]	1.00%	[5]	3.00%	[6]
Includes:
Net interest income		€ 3,325		€ 2,707		€ 2,209
Net income (loss) from equity method investments		22		32		157
Includes:
Equity method investments		399		412		406
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		8,126		8,206		8,520
Provision for credit losses		711		344		349
Noninterest expenses [Abstract]
Compensation and benefits		2,884		2,990		3,059
General and administrative expenses		4,242		4,481		4,448
Impairment of goodwill and other intangible assets		0		545		0
Restructuring activities		413		126		49
Total noninterest expenses		7,539		8,142		7,556
Noncontrolling interests		0		0		0
Profit (loss) beore tax		€ (124)		€ (279)		€ 616
Cost/income ratio		92.80%		99.20%		88.70%
Assets	[8]	€ 296,637		€ 270,334		€ 270,150
Additions to non-current assets		485		215		303
Risk-weighted assets		77,074		74,032	[2]	67,180
Leverage Exposure (fully-loaded)		307,746	[3]	282,575		287,760
Average allocated shareholders' equity		€ 11,521		€ 11,729		€ 12,397
Post-tax return on average shareholders equity		(1.00%)	[4]	(2.00%)	[5]	3.00%	[6]
Post-tax return on average tangible shareholders' equity		(2.00%)	[4]	(3.00%)	[5]	4.00%	[6]
Includes:
Net interest income		€ 4,475		€ 4,804		€ 4,905
Net income (loss) from equity method investments		23		14		2
Includes:
Equity method investments		60		82		78
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues		2,229		2,332		2,187
Provision for credit losses		2		1		(1)
Noninterest expenses [Abstract]
Compensation and benefits		740		832		787
General and administrative expenses		764		851		929
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		22		29		19
Total noninterest expenses		1,527		1,711		1,735
Noncontrolling interests		157		152		85
Profit (loss) beore tax		€ 544		€ 468		€ 368
Cost/income ratio		68.50%		73.40%		79.30%
Assets	[8]	€ 9,453		€ 9,936		€ 10,030
Additions to non-current assets		32		27		43
Risk-weighted assets		9,997		9,527	[2]	10,365
Leverage Exposure (fully-loaded)		4,695	[3]	4,643		5,044
Average allocated shareholders' equity		€ 4,760		€ 4,821		€ 4,837
Post-tax return on average shareholders equity		8.00%	[4]	7.00%	[5]	5.00%	[6]
Post-tax return on average tangible shareholders' equity		21.00%	[4]	18.00%	[5]	14.00%	[6]
Includes:
Net interest income		€ 1		€ (39)		€ (51)
Net income (loss) from equity method investments		63		49		41
Includes:
Equity method investments		304		276		240
Capital Release Unit [Member]
Segment Results of Operations [Line Items]
Net revenues		(225)		217		1,911
Provision for credit losses		29		(14)		(36)
Noninterest expenses [Abstract]
Compensation and benefits		168		359		547
General and administrative expenses		1,774		2,898		2,742
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		5		143		62
Total noninterest expenses		1,947		3,400		3,351
Noncontrolling interests		0		1		1
Profit (loss) beore tax		€ (2,201)		€ (3,170)		€ (1,404)
Cost/income ratio
Assets	[8]	€ 197,667		€ 259,224		€ 370,090
Additions to non-current assets		0		0		1
Risk-weighted assets		34,415		45,874	[2]	72,133
Leverage Exposure (fully-loaded)		71,726	[3]	126,905		280,638
Average allocated shareholders' equity		€ 6,205		€ 10,105		€ 11,704
Post-tax return on average shareholders equity		(26.00%)	[4]	(23.00%)	[5]	(9.00%)	[6]
Post-tax return on average tangible shareholders' equity		(27.00%)	[4]	(24.00%)	[5]	(9.00%)	[6]
Includes:
Net interest income		€ 61		€ 85		€ 416
Net income (loss) from equity method investments		9		12		10
Includes:
Equity method investments		67		90		87
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues		(548)		147		(142)
Provision for credit losses		(3)		0		1
Noninterest expenses [Abstract]
Compensation and benefits		3,709		3,906		4,183
General and administrative expenses		(3,140)		(3,380)		(3,754)
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		3		40		(1)
Total noninterest expenses		572		566		428
Noncontrolling interests		(169)		(173)		(109)
Profit (loss) beore tax		€ (948)		€ (247)		€ (461)
Cost/income ratio
Assets		€ 10,035		€ 27,743		€ 23,240
Additions to non-current assets		2,891		1,069		1,286
Risk-weighted assets		21,690		19,223	[2]	17,789
Leverage Exposure (fully-loaded)		29,243	[3]	51,016		27,933
Average allocated shareholders' equity		€ (23)		€ 0		€ 115
Post-tax return on average shareholders equity		0.00%	[4]
Post-tax return on average tangible shareholders' equity		0.00%	[4]
Includes:
Net interest income		€ 804		€ 3,559		€ 3,417
Net income (loss) from equity method investments		1		1		6
Includes:
Equity method investments		€ 4		€ 4		€ 5

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Groups booking office is located. The location of a transaction on the Groups books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Groups personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.
[2]	Risk-weighted assets are based upon CRR/CRD 4 fully loaded.
[3]	The Group leverage exposure is presented excluding certain Euro-based exposures facing Eurosystem central banks based on the ECB-decision (EU) 2020/1306 and after having obtained permission from the ECB. The segmental leverage exposures are presented without that deduction.
[4]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 39 % for the year ended December31, 2020. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December31, 2020. For further information, please refer to Supplementary Information (Unaudited): Non-GAAP Financial Measures of this annual report.
[5]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was (100)% for the year ended December31, 2019. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December31, 2019. For further information, please refer to Supplementary Information (Unaudited): Non-GAAP Financial Measures of this annual report.
[6]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 74% for the year ended December31, 2018. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December31, 2018. For further information, please refer to Supplementary Information (Unaudited): Non-GAAP Financial Measures of this annual report.
[7]	EUR 124million was reclassified from trading income to net interest income for year ended December 31, 2018.
[8]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.